Income taxes Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%
Withholding Tax Rate	10.00%
Adjustments for undistributed profits of associates	¥ 1,148,960	¥ 820,456
Deferred tax assets	¥ 568	0
Hong Kong [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	16.50%
China [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	25.00%
China [member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward amounts	¥ 20,496	14,417
Unused tax losses expiration on June 30 2021		230
Unused tax losses expiration on June 30 2023	3,501	4,879
Unused tax losses expiration on June 30 2024	6,994	¥ 9,241
Unused tax losses expiration on June 30 2025	9,924
Deferred tax assets	¥ 0